Net Income - Impairment Loss (Reversal of Impairment Loss) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Contract assets	$ 3		$ 2	$ 1
Trade notes and accounts receivable	179		128	109
Other receivables	6		22	7
Inventories	60	$ 2	23	34
Property, plant and equipment	0		299	0
Investment properties	(139)	(4)	336	(107)
Intangible assets	$ 0	$ 0	$ 0	$ 9